VARIABLE INTEREST ENTITIES (Details) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Variable Interest Entity [Line Items]
Restricted cash	$ 687	$ 772
Financing receivables, net	19,734	19,167	$ 18,957
Total Assets	46,925	46,100
Debt	24,369	24,445
Total Liabilities	41,403	41,002
Variable interest entities
Variable Interest Entity [Line Items]
Restricted cash	594	732
Financing receivables, net	9,201	9,732
Total Assets	9,795	10,464
Debt	9,033	9,692
Total Liabilities	$ 9,033	$ 9,692